Deposits - Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets Sold under Agreements to Repurchase [Line Items]
Interest expense on deposits	$ 197,374	$ 202,383	$ 125,162
Demand (including money market accounts)
Assets Sold under Agreements to Repurchase [Line Items]
Interest expense on deposits	81,803	88,337	62,070
Savings and club deposits
Assets Sold under Agreements to Repurchase [Line Items]
Interest expense on deposits	4,015	5,130	2,231
Certificates of deposit
Assets Sold under Agreements to Repurchase [Line Items]
Interest expense on deposits	111,556	108,916	60,861
Northfield Bancorp, Inc. [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Transaction	29,514	27,676	16,553
Savings and money market	19,456	22,552	13,855
Certificates of deposit	29,915	32,044	18,345
Interest expense on deposits	$ 78,885	$ 82,272	$ 48,753